Short-term Borrowings (Short-term Borrowings, by Lender) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 China Minsheng Bank [Member] CNY	Dec. 31, 2013 China Minsheng Bank [Member] CNY	Dec. 31, 2014 Industrial and Commercial Bank of China [Member] CNY	Dec. 31, 2013 Industrial and Commercial Bank of China [Member] CNY	Dec. 31, 2014 China Merchants Bank [Member] CNY	Dec. 31, 2013 China Merchants Bank [Member] CNY	Dec. 31, 2014 Shanghai Commercial & Savings Bank [Member] CNY	Dec. 31, 2013 Shanghai Commercial & Savings Bank [Member] CNY	Dec. 31, 2014 Bank of Taiwan [Member] CNY	Dec. 31, 2013 Bank of Taiwan [Member] CNY	Dec. 31, 2014 Bank of China [Member] CNY	Dec. 31, 2013 Bank of China [Member] CNY
Short-term Debt [Line Items]
Short-term borrowings	$ 0	0	1,567,887	1,668,773	0	511,837	0	244,248	0	262,166	0	195,101	0	182,907	0	171,628